Trade Accounts and Notes Receivable - Summary of Trade Accounts and Notes Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Current trade accounts and notes receivable	₩ 9,070,031	₩ 9,130,204
Non-current
Non-current trade accounts and notes receivable	198,785	427,125
Gross amount [member]
Current
Trade accounts and notes receivable	8,352,968	8,648,250
Finance lease receivables	221	57,487
Unbilled due from customers for contract work	128,116	810,655
Non-current
Trade accounts and notes receivable	209,310	583,797
Finance lease receivables	43,725	45,873
Allowance for credit losses [member]
Current
Less: Allowance for doubtful accounts	(411,274)	(386,188)
Non-current
Less: Allowance for doubtful accounts	₩ (54,250)	₩ (202,545)